Offsets	Feb. 18, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94459
Initial Filing Date	May 29, 2024
Fee Offset Claimed	$ 635.81
Explanation for Claimed Amount	An aggregate fee of $5,337.35 was paid with the filing of the Schedule TO-I by the Fund (File No. 005-94459) on August 26, 2025 (the “August 2025 Schedule TO-I”). Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion $5,337.35 of the filing fees remaining from the August 2025 Schedule TO-I was used to offset the final transaction fee due for the Schedule TO-I filed by the Fund on November 25, 2025. Pursuant to Rule 0-11(a)(2) under the Exchange Act, all $635.81 of the filing fees remaining from the August 2025 Schedule TO-I are being used to offset a portion of the filing fee due in connection with this Schedule TO-I.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Brookfield Infrastructure Income Fund Inc.
Form or Filing Type	SC TO
File Number	005-94459
Filing Date	Aug. 26, 2025
Fee Paid with Fee Offset Source	$ 635.81